Due to Banks - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Due to Bank [Line Items]
Accrued interest	₸ 67	₸ 1
Due to banks	24,474	154
Fair Value of Securities Pledged as Collateral of Repurchase Agreements
Due to Bank [Line Items]
Due to banks	₸ 24,474	₸ 154